Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2020
Prospectus Date	rr_ProspectusDate	Feb. 04, 2020